Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table shows the total compensation for our NEOs as set forth in the Summary Compensation Table, the Compensation Actually Paid (as defined below) to our CEO and, on an average basis, our other NEOs for each of the five years ended December 31, 2025. The table also provides our TSR performance, the selected peer group TSR, net income and EBITDA, which is our company selected financial measure, all measured over the same time period.

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($) (2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)	Net Income ($ in thousands) (4)	EBITDA ($ in thousands) (5)
2025	5,494,095	3,061,612	992,410	596,380	54.16	143.95	22,744	266,542
2024	4,795,166	2,759,674	1,979,970	1,436,218	76.55	133.04	20,845	270,041
2023	6,048,569	4,331,734	1,457,580	1,210,103	94.01	118.65	34,566	297,123
2022	6,683,793	7,032,571	1,233,269	1,208,599	97.19	97.63	71,978	305,452
2021	6,375,923	6,409,489	2,083,296	2,048,069	97.44	142.97	59,427	262,864

(1)
Mr. Kotler was the CEO for each of 2025, 2024, 2023, 2022 and 2021. For 2025, the other NEOs were Messrs. Jeff, Mann, Giammatteo, Bricks and Nuchamovitz. For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023. Mr. Giammatteo served as the Company’s Chief Financial Officer from January 2, 2024 through October 10, 2025. Mr. Mann served as the Company’s Chief Financial Officer from October 10, 2025 through December 1, 2025. Mr. Jeff has served as the Company’s Chief Financial Officer since December 1, 2025.
(2)
To calculate “Compensation Actually Paid,” as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Kotler and for the average of the other NEOs is set forth following the footnotes to this table.
(3)
TSR is determined based on the value of an initial fixed income of $100 on December 31, 2020 in our stock or in the peer group index. The peer group used for TSR comparisons is the S&P Retail Select Industry Index, an index in which our common stock is included.
(4)
Reflects “Net Income” in the Company’s consolidated statement of operations included in the Company’s Annual Reports on Form 10-K for each of the five years ended December 31, 2025.
(5)
As noted in the CD&A, EBITDA was chosen as the performance metric as the Company values EBITDA as a metric that is a key indicator of our operating performance and a strong equity valuation metric. EBITDA for purposes of calculating the LTI awards is calculated at the GPM (our primary operating entity until February 2026) level and therefore excludes public company expenses, non-cash rent expense and certain items at the ARKO corporate level. As a result, the actual EBITDA attained (and the required Annual Budgeted EBITDA needed to reach the threshold, target, and maximum LTI) is higher than reported EBITDA at the ARKO corporate level. A reconciliation of ARKO net income to EBITDA is as follows:

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
	(in thousands)
ARKO net income	$22,744	$20,845	$34,566	$71,978	$59,427
Interest and other financing expenses, net	73,324	67,161	71,243	59,405	71,207
Income tax expense	6,342	6,144	12,166	35,557	11,634
Depreciation and amortization	134,451	132,414	127,597	101,752	97,194
General and administrative expenses (excluding GPM expenses) (a)	5,757	7,124	6,695	6,526	6,289
Impact of Pride acquisition (b)	—	—	—	(1,592)	—
Non-cash rent expense (c)	12,132	14,335	14,168	7,903	6,359
Acquisition and divestiture costs (d)	6,545	5,168	9,079	8,162	5,366
APC initial public offering costs (e)	1,897	—	—	—	—
(Gain) loss on disposal of assets and impairment charges (f)	(12,146)	6,798	6,203	5,731	1,384
Share-based compensation expense (g)	15,172	12,339	15,015	12,161	5,804
(Income) loss from equity investment (h)	(108)	(124)	39	74	(186)
Adjustment to contingent consideration (i)	(2,207)	(20)	(604)	(2,204)	(1,740)
Internal entity realignment and streamlining (j)	—	—	—	475	—
Taxes paid (received) in arrears (k)	305	(1,427)	—	—	—
Expenses related to wage and hour claim settlement (l)	2,517	—	—	—	—
Other (m)	(183)	(716)	956	(476)	126
EBITDA	$266,542	$270,041	$297,123	$305,452	$262,864

(a)
Represents public company expenses and other general and administrative expenses not incurred in GPM (our primary operating entity until February 2026).
(b)
Excludes the actual results from the December 2022 acquisition of all of the issued and outstanding membership interests in Pride Convenience Holdings, LLC, since this acquisition was not included in the Annual Budgeted EBITDA for 2022.
(c)
Eliminates the non-cash portion of rent, which reflects the extent to which our GAAP rent expense recognized exceeded (or was less than) our cash rent payments. The GAAP rent expense adjustment varies depending on the terms of our lease portfolio. For newer leases, our rent expense recognized typically exceeds our cash rent payments, whereas, for more mature leases, rent expense recognized is typically less than our cash rent payments.
(d)
Eliminates costs incurred that are directly attributable to business acquisitions and divestitures (including conversion of retail stores to dealer locations) and salaries of employees whose primary job function is to execute our acquisition and divestiture strategy and facilitate integration of acquired operations.
(e)
Eliminates one-time costs incurred related to the APC initial public offering, which closed on February 13, 2026.
(f)
Eliminates the non-cash loss from the sale or disposal of property and equipment, the loss recognized upon the sale of related leased assets and impairment charges on property and equipment and right-of-use assets related to closed and non-performing sites, and a $20.8 million gain related to the expiration in the second quarter of 2025 of a real estate purchase option acquired in 2021 that was accounted for as a sale-leaseback (see Note 11 to the Consolidated Financial Statements included in our 2025 Annual Report on Form 10-K).
(g)
Eliminates non-cash share-based compensation expense related to the equity incentive program in place to incentivize, retain, and motivate our employees, certain non-employees, and members of our Board.
(h)
Eliminates our share of (income) loss attributable to our unconsolidated equity investment.
(i)
Eliminates fair value adjustments primarily related to the contingent consideration owed to the seller for the 2020 Empire acquisition.
(j)
Eliminates non-recurring charges related to our internal entity realignment and streamlining.
(k)
Eliminates the payment (receipt) of historical fuel, franchise and other tax amounts for multiple prior periods.
(l)
Eliminates non-recurring expenses accrued in net income related to a wage and hour collective action settlement described in Note 14 to the Consolidated Financial Statements included in our 2025 Annual Report on Form 10-K.
(m)
Eliminates other unusual or non-recurring items that we do not consider to be meaningful in assessing operating performance.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	(Minus): Change in Fair Value as of Vesting Date for Stock Awards Granted in Prior Fiscal Years but Vested During Fiscal Year ($) (5)	Compensation Actually Paid ($)
	Arie Kotler
2025	5,494,095	(2,995,620)	3,636,730	(2,010,473)	(1,063,120)	3,061,612
2024	4,795,166	(2,804,317)	3,726,529	(2,296,441)	(661,263)	2,759,674
2023	6,048,569	(4,010,265)	3,353,164	(934,957)	(124,777)	4,331,734
2022	6,683,793	(3,895,429)	4,121,730	122,477	—	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	—	6,409,489
	Other Named Executive Officers (Average) (6)
2025	992,410	(478,800)	326,321	(166,549)	(77,002)	596,380
2024	1,979,970	(1,314,045)	1,082,894	(276,942)	(35,659)	1,436,218
2023	1,457,580	(741,670)	643,698	(145,983)	(3,522)	1,210,103
2022	1,233,269	(613,337)	603,960	(15,293)	—	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	—	2,048,069

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages. As noted in the Summary Compensation Table, Mr. Kotler declined to receive the $795,497 CEO Target Bonus to which he was entitled for 2024 performance because no cash bonuses were paid to our other executives for the year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(6)
For 2025, the other NEOs were Messrs. Jeff, Mann, Giammatteo, Bricks and Nuchamovitz. For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023. Mr. Giammatteo served as the Company’s Chief Financial Officer from January 2, 2024 through October 10, 2025. Mr. Mann served as the Company’s Chief Financial Officer from October 10, 2025 through December 1, 2025. Mr. Jeff has served as the Company’s Chief Financial Officer since December 1, 2025.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Kotler was the CEO for each of 2025, 2024, 2023, 2022 and 2021. For 2025, the other NEOs were Messrs. Jeff, Mann, Giammatteo, Bricks and Nuchamovitz. For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023. Mr. Giammatteo served as the Company’s Chief Financial Officer from January 2, 2024 through October 10, 2025. Mr. Mann served as the Company’s Chief Financial Officer from October 10, 2025 through December 1, 2025. Mr. Jeff has served as the Company’s Chief Financial Officer since December 1, 2025.

Peer Group Issuers, Footnote
(3)
TSR is determined based on the value of an initial fixed income of $100 on December 31, 2020 in our stock or in the peer group index. The peer group used for TSR comparisons is the S&P Retail Select Industry Index, an index in which our common stock is included.

PEO Total Compensation Amount	$ 5,494,095	$ 4,795,166	$ 6,048,569	$ 6,683,793	$ 6,375,923
PEO Actually Paid Compensation Amount	$ 3,061,612	2,759,674	4,331,734	7,032,571	6,409,489
Adjustment To PEO Compensation, Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	(Minus): Change in Fair Value as of Vesting Date for Stock Awards Granted in Prior Fiscal Years but Vested During Fiscal Year ($) (5)	Compensation Actually Paid ($)
	Arie Kotler
2025	5,494,095	(2,995,620)	3,636,730	(2,010,473)	(1,063,120)	3,061,612
2024	4,795,166	(2,804,317)	3,726,529	(2,296,441)	(661,263)	2,759,674
2023	6,048,569	(4,010,265)	3,353,164	(934,957)	(124,777)	4,331,734
2022	6,683,793	(3,895,429)	4,121,730	122,477	—	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	—	6,409,489
	Other Named Executive Officers (Average) (6)
2025	992,410	(478,800)	326,321	(166,549)	(77,002)	596,380
2024	1,979,970	(1,314,045)	1,082,894	(276,942)	(35,659)	1,436,218
2023	1,457,580	(741,670)	643,698	(145,983)	(3,522)	1,210,103
2022	1,233,269	(613,337)	603,960	(15,293)	—	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	—	2,048,069

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages. As noted in the Summary Compensation Table, Mr. Kotler declined to receive the $795,497 CEO Target Bonus to which he was entitled for 2024 performance because no cash bonuses were paid to our other executives for the year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(6)
For 2025, the other NEOs were Messrs. Jeff, Mann, Giammatteo, Bricks and Nuchamovitz. For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023. Mr. Giammatteo served as the Company’s Chief Financial Officer from January 2, 2024 through October 10, 2025. Mr. Mann served as the Company’s Chief Financial Officer from October 10, 2025 through December 1, 2025. Mr. Jeff has served as the Company’s Chief Financial Officer since December 1, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 992,410	1,979,970	1,457,580	1,233,269	2,083,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ 596,380	1,436,218	1,210,103	1,208,599	2,048,069
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($) (1)	Minus: Grant Date Fair Value of Stock Awards Granted During Fiscal Year ($) (2)	Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (4)	(Minus): Change in Fair Value as of Vesting Date for Stock Awards Granted in Prior Fiscal Years but Vested During Fiscal Year ($) (5)	Compensation Actually Paid ($)
	Arie Kotler
2025	5,494,095	(2,995,620)	3,636,730	(2,010,473)	(1,063,120)	3,061,612
2024	4,795,166	(2,804,317)	3,726,529	(2,296,441)	(661,263)	2,759,674
2023	6,048,569	(4,010,265)	3,353,164	(934,957)	(124,777)	4,331,734
2022	6,683,793	(3,895,429)	4,121,730	122,477	—	7,032,571
2021	6,375,923	(5,289,478)	5,323,044	—	—	6,409,489
	Other Named Executive Officers (Average) (6)
2025	992,410	(478,800)	326,321	(166,549)	(77,002)	596,380
2024	1,979,970	(1,314,045)	1,082,894	(276,942)	(35,659)	1,436,218
2023	1,457,580	(741,670)	643,698	(145,983)	(3,522)	1,210,103
2022	1,233,269	(613,337)	603,960	(15,293)	—	1,208,599
2021	2,083,296	(1,584,000)	1,548,773	—	—	2,048,069

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated year. With respect to the other NEOs, amounts shown represent averages. As noted in the Summary Compensation Table, Mr. Kotler declined to receive the $795,497 CEO Target Bonus to which he was entitled for 2024 performance because no cash bonuses were paid to our other executives for the year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated year as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated year-end of the outstanding and unvested stock awards granted during such year, computed in accordance with the methodology used for financial reporting purposes and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Represents the change in fair value during the indicated year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the indicated year, computed in accordance with the methodology used for financial reporting purposes, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)
Represents the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(6)
For 2025, the other NEOs were Messrs. Jeff, Mann, Giammatteo, Bricks and Nuchamovitz. For 2024, the other NEOs were Messrs. Giammatteo, Bricks and Nuchamovitz. For 2023 and 2022, the other NEOs were Messrs. Bassell, Bricks and Nuchamovitz. For 2021, the other NEOs were Messrs. Bassell and Bricks. Mr. Donald Bassell served as the Company’s Chief Financial Officer during 2020 through 2023. Mr. Giammatteo served as the Company’s Chief Financial Officer from January 2, 2024 through October 10, 2025. Mr. Mann served as the Company’s Chief Financial Officer from October 10, 2025 through December 1, 2025. Mr. Jeff has served as the Company’s Chief Financial Officer since December 1, 2025.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Performance Measures

The following table sets forth the performance measures that we view as the “most important” measures used to determine our CEO’s and other NEOs’ Compensation Actually Paid for 2025. For additional information, please see the CD&A beginning on page 21.

Performance Measures
EBITDA
Stock Price

Total Shareholder Return Amount	$ 54.16	76.55	94.01	97.19	97.44
Peer Group Total Shareholder Return Amount	$ 143.95	$ 133.04	$ 118.65	$ 97.63	$ 142.97
Company Selected Measure Amount	266,542,000	270,041,000	297,123,000	305,452,000	262,864,000
PEO Name	Mr. Kotler	Mr. Kotler	Mr. Kotler	Mr. Kotler	Mr. Kotler
Net Income (Loss)	$ 22,744,000	$ 20,845,000	$ 34,566,000	$ 71,978,000	$ 59,427,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(5)
As noted in the CD&A, EBITDA was chosen as the performance metric as the Company values EBITDA as a metric that is a key indicator of our operating performance and a strong equity valuation metric. EBITDA for purposes of calculating the LTI awards is calculated at the GPM (our primary operating entity until February 2026) level and therefore excludes public company expenses, non-cash rent expense and certain items at the ARKO corporate level. As a result, the actual EBITDA attained (and the required Annual Budgeted EBITDA needed to reach the threshold, target, and maximum LTI) is higher than reported EBITDA at the ARKO corporate level. A reconciliation of ARKO net income to EBITDA is as follows:

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
	(in thousands)
ARKO net income	$22,744	$20,845	$34,566	$71,978	$59,427
Interest and other financing expenses, net	73,324	67,161	71,243	59,405	71,207
Income tax expense	6,342	6,144	12,166	35,557	11,634
Depreciation and amortization	134,451	132,414	127,597	101,752	97,194
General and administrative expenses (excluding GPM expenses) (a)	5,757	7,124	6,695	6,526	6,289
Impact of Pride acquisition (b)	—	—	—	(1,592)	—
Non-cash rent expense (c)	12,132	14,335	14,168	7,903	6,359
Acquisition and divestiture costs (d)	6,545	5,168	9,079	8,162	5,366
APC initial public offering costs (e)	1,897	—	—	—	—
(Gain) loss on disposal of assets and impairment charges (f)	(12,146)	6,798	6,203	5,731	1,384
Share-based compensation expense (g)	15,172	12,339	15,015	12,161	5,804
(Income) loss from equity investment (h)	(108)	(124)	39	74	(186)
Adjustment to contingent consideration (i)	(2,207)	(20)	(604)	(2,204)	(1,740)
Internal entity realignment and streamlining (j)	—	—	—	475	—
Taxes paid (received) in arrears (k)	305	(1,427)	—	—	—
Expenses related to wage and hour claim settlement (l)	2,517	—	—	—	—
Other (m)	(183)	(716)	956	(476)	126
EBITDA	$266,542	$270,041	$297,123	$305,452	$262,864

(a)
Represents public company expenses and other general and administrative expenses not incurred in GPM (our primary operating entity until February 2026).
(b)
Excludes the actual results from the December 2022 acquisition of all of the issued and outstanding membership interests in Pride Convenience Holdings, LLC, since this acquisition was not included in the Annual Budgeted EBITDA for 2022.
(c)
Eliminates the non-cash portion of rent, which reflects the extent to which our GAAP rent expense recognized exceeded (or was less than) our cash rent payments. The GAAP rent expense adjustment varies depending on the terms of our lease portfolio. For newer leases, our rent expense recognized typically exceeds our cash rent payments, whereas, for more mature leases, rent expense recognized is typically less than our cash rent payments.
(d)
Eliminates costs incurred that are directly attributable to business acquisitions and divestitures (including conversion of retail stores to dealer locations) and salaries of employees whose primary job function is to execute our acquisition and divestiture strategy and facilitate integration of acquired operations.
(e)
Eliminates one-time costs incurred related to the APC initial public offering, which closed on February 13, 2026.
(f)
Eliminates the non-cash loss from the sale or disposal of property and equipment, the loss recognized upon the sale of related leased assets and impairment charges on property and equipment and right-of-use assets related to closed and non-performing sites, and a $20.8 million gain related to the expiration in the second quarter of 2025 of a real estate purchase option acquired in 2021 that was accounted for as a sale-leaseback (see Note 11 to the Consolidated Financial Statements included in our 2025 Annual Report on Form 10-K).
(g)
Eliminates non-cash share-based compensation expense related to the equity incentive program in place to incentivize, retain, and motivate our employees, certain non-employees, and members of our Board.
(h)
Eliminates our share of (income) loss attributable to our unconsolidated equity investment.
(i)
Eliminates fair value adjustments primarily related to the contingent consideration owed to the seller for the 2020 Empire acquisition.
(j)
Eliminates non-recurring charges related to our internal entity realignment and streamlining.
(k)
Eliminates the payment (receipt) of historical fuel, franchise and other tax amounts for multiple prior periods.
(l)
Eliminates non-recurring expenses accrued in net income related to a wage and hour collective action settlement described in Note 14 to the Consolidated Financial Statements included in our 2025 Annual Report on Form 10-K.
(m)
Eliminates other unusual or non-recurring items that we do not consider to be meaningful in assessing operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Arie Kotler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,995,620)	(2,804,317)	(4,010,265)	(3,895,429)	(5,289,478)
PEO | Arie Kotler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,636,730	3,726,529	3,353,164	4,121,730	5,323,044
PEO | Arie Kotler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,010,473)	(2,296,441)	(934,957)	122,477	0
PEO | Arie Kotler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,063,120)	(661,263)	(124,777)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,800)	(1,314,045)	(741,670)	(613,337)	(1,584,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,321	1,082,894	643,698	603,960	1,548,773
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,549)	(276,942)	(145,983)	(15,293)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (77,002)	$ (35,659)	$ (3,522)	$ 0	$ 0